Nature of Operations and Summary of Significant Accounting Policies (Details 3) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Feb. 28, 2013	Feb. 29, 2012	Feb. 28, 2011
Rental equipment | Minimum
Property, Plant and Equipment
Average depreciable lives	2 years
Rental equipment | Maximum
Property, Plant and Equipment
Average depreciable lives	3 years
Land improvements
Property, Plant and Equipment
Average depreciable lives	20 years
Buildings and improvements | Minimum
Property, Plant and Equipment
Average depreciable lives	8 years
Buildings and improvements | Maximum
Property, Plant and Equipment
Average depreciable lives	40 years
Crushing, prestressing and manufacturing plants | Minimum
Property, Plant and Equipment
Average depreciable lives	5 years
Crushing, prestressing and manufacturing plants | Maximum
Property, Plant and Equipment
Average depreciable lives	33 years
Contracting equipment | Minimum
Property, Plant and Equipment
Average depreciable lives	3 years
Contracting equipment | Maximum
Property, Plant and Equipment
Average depreciable lives	12 years 6 months
Trucks and autos | Minimum
Property, Plant and Equipment
Average depreciable lives	3 years
Trucks and autos | Maximum
Property, Plant and Equipment
Average depreciable lives	8 years
Office equipment | Minimum
Property, Plant and Equipment
Average depreciable lives	5 years
Office equipment | Maximum
Property, Plant and Equipment
Average depreciable lives	10 years
Construction in progress
Property, Plant and Equipment
Interest capitalized	$ 0.1	$ 0.3	$ 0.1
ERP
Property, Plant and Equipment
Interest capitalized		$ 0.3